INCOME TAXES - Gross Unrecognized Income Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 1,361	$ 1,300	$ 1,235
Increases and decreases as a result of positions taken during prior years
Other increases, including currency translation	6	22	42
Other decreases, including currency translation	(31)	(22)	(5)
Increases as a result of positions taken during the current year	86	93	86
Decreases relating to settlements with tax authorities	(20)	(18)	(6)
Decreases as a result of a lapse of the applicable statute of limitations	(102)	(14)	(52)
Balance at December 31	$ 1,300	$ 1,361	$ 1,300